Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 209,885	$ 22,437	$ 35,414
Liabilities
Convertible note payable, net of discounts		153,024	41,815
Notes payable, related parties
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	209,885	22,437	35,414
Total assets	209,885	22,437	35,414
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities	209,885	22,437	35,414
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	30,000	153,024	41,815
Notes payable, related parties		30,000	30,000
Total liabilities	30,000	183,024	71,815
Net assets and liabilities	(30,000)	(183,024)	(71,815)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties	5,092,870
Total liabilities	5,092,870
Net assets and liabilities	$ (5,092,870)